Gains and losses (realized and unrealized) included in earnings for level 3 assets and liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Other Income	$ (13,347)	$ (6,380)	$ (3,855)
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings	(29,425)	(42,560)	(23,422)
Fair Value Assets And Liabilities Measured On Recurring Basis Change In Unrealized Gain Loss Total	(5,692)	(25,730)	(10,095)
Interest Income Member
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Other Income	(6)	(7)	(8)
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Other Income	0	0	0
Other Fee Revenue [Member]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Other Income	(17,406)	(37,061)	(22,859)
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Other Income	8,130	(20,188)	(5,963)
Trading Gains Losses [Member]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Trading Revenue	587	588	3,300
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	(475)	838	(277)
F D I C Loss Share Expense Income [Member]
Fair Value, Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Gain (Loss) Included in Other Income	(13,178)	(6,304)	(3,855)
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Other Income	(13,178)	(6,304)	(3,855)
Other Income [Member]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Other Income	578	224	0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Other Income	$ (169)	$ (76)	$ 0